SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In January 2026, participants and net assets from the Federal Signal Corporation Retirement Savings Plan II (“RSP II”) were transferred to the Plan. In connection with this transfer, net assets of approximately $1 million were transferred from RSP II to the Plan.
The Plan Sponsor has evaluated subsequent events through June 18, 2026, the date that the financial statements were filed with the Securities and Exchange Commission, and has not identified any additional subsequent events that would have required adjustment or disclosure in the Plan’s financial statements.